Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right of use assets:

	2025	2024
	€	€
As of January 1,	813,842	231,893
Additions / (Disposals)	—	756,748
Remeasurement	251,427	—
Depreciation charges	(229,203)	(174,799)
Impact of transaction of foreign currency	(79,115)	—
As of December 31,	756,951	813,842

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at December 31, 2025:

	2025	2024
	€	€
Office leases	(776,798)	(861,470)
Total lease liability	(776,798)	(861,470)
Current Portion	(200,213)	(222,427)
Non-current Portion	(576,585)	(639,043)

Schedule of Maturities of Lease Liabilities

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2025:

As at December 31,	€
Less than 1 year	310,692
1-5 Years	894,952
Total lease payments	1,205,644
Less: imputed interest	428,846
Total lease liabilities	776,798
Current lease liabilities	200,213
Long-term lease liabilities	576,585